Income Taxes - Schedule of Reconciliation of Changes in Deferred Taxes (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	¥ 335,592	¥ 280,088
Recognized in profit or (loss)	101,034	71,116
Recognized in other comprehensive income	45,431	6,891
Other	37,399	(22,503)
Net deferred tax liabilities, as of end of year	519,456	335,592
Research and development expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	280,558	217,010
Recognized in profit or (loss)	(124,569)	53,732
Recognized in other comprehensive income	0	0
Other	3,694	9,816
Net deferred tax liabilities, as of end of year	159,683	280,558
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	191,879	138,402
Recognized in profit or (loss)	(18,055)	64,265
Recognized in other comprehensive income	0	0
Other	13,064	(10,788)
Net deferred tax liabilities, as of end of year	186,888	191,879
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(65,016)	(68,509)
Recognized in profit or (loss)	2,767	5,332
Recognized in other comprehensive income	0	0
Other	(2,570)	(1,839)
Net deferred tax liabilities, as of end of year	(64,819)	(65,016)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(341,837)	(390,270)
Recognized in profit or (loss)	64,714	65,032
Recognized in other comprehensive income	0	0
Other	(15,456)	(16,599)
Net deferred tax liabilities, as of end of year	(292,579)	(341,837)
Financial assets measured at FVTOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(2,285)	(7,639)
Recognized in profit or (loss)	0	0
Recognized in other comprehensive income	1,941	4,235
Other	(3,567)	1,119
Net deferred tax liabilities, as of end of year	(3,911)	(2,285)
Accrued expenses and provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	118,207	185,593
Recognized in profit or (loss)	80,641	(75,010)
Recognized in other comprehensive income	0	0
Other	19,246	7,624
Net deferred tax liabilities, as of end of year	218,094	118,207
Defined benefit plans
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	13,566	14,728
Recognized in profit or (loss)	(877)	(3,768)
Recognized in other comprehensive income	(468)	2,231
Other	2,016	375
Net deferred tax liabilities, as of end of year	14,237	13,566
Deferred income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	4,659	5,493
Recognized in profit or (loss)	(541)	(875)
Recognized in other comprehensive income	0	0
Other	46	41
Net deferred tax liabilities, as of end of year	4,164	4,659
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	55,289	88,671
Recognized in profit or (loss)	77,864	(36,355)
Recognized in other comprehensive income	57,635	0
Other	17,343	2,973
Net deferred tax liabilities, as of end of year	208,131	55,289
Tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	27,354	46,159
Recognized in profit or (loss)	20,816	(21,469)
Recognized in other comprehensive income	0	0
Other	4,503	2,664
Net deferred tax liabilities, as of end of year	52,673	27,354
Investments in subsidiaries and associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(9,567)	(26,801)
Recognized in profit or (loss)	3,259	17,595
Recognized in other comprehensive income	0	0
Other	437	(361)
Net deferred tax liabilities, as of end of year	(5,871)	(9,567)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	29,850	21,645
Recognized in profit or (loss)	4,156	2,969
Recognized in other comprehensive income	(10,626)	3,775
Other	(1,246)	1,461
Net deferred tax liabilities, as of end of year	22,134	29,850
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	32,935	55,606
Recognized in profit or (loss)	(9,141)	(332)
Recognized in other comprehensive income	(3,051)	(3,350)
Other	(111)	(18,989)
Net deferred tax liabilities, as of end of year	¥ 20,632	¥ 32,935